Finance Income And Costs - Summary of Finance Income And Cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income And Costs [Line Items]
Finance income	₩ 15,953	₩ 5,268	₩ 3,476
Finance costs	10,779	2,686	3,833
Interest income
Disclosure Of Finance Income And Costs [Line Items]
Finance income	4,501	1,383	1,088
Unrealized foreign currency gain
Disclosure Of Finance Income And Costs [Line Items]
Finance income	689	134	321
Gain on foreign currency transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance income	10,763	3,751	2,067
Unrealized foreign currency loss
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	1,311	211	682
Loss on foreign currency transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	9,341	2,360	2,965
Others
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	₩ 127	₩ 115	₩ 186